Income Taxes - Components of (Loss) Income before Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States					$ 38,719	$ 16,517
Foreign					1,086	(64)
Income before income taxes	$ 19,817	$ 7,423	$ 35,991	$ 13,823	$ 39,805	$ 16,453